MERGER (Details Narrative) - USD ($)				12 Months Ended
	Sep. 30, 2022	Jul. 25, 2022	Jul. 25, 2022	Mar. 31, 2023	Jun. 30, 2023	Mar. 31, 2022
Number of shares issued				205.8726308
Stated value		$ 30,000,000	$ 30,000,000
Purchase price				$ 5,964,000	$ 5,964,000
Common stock, shares outstanding		8,400,000	8,400,000	10,166,667	10,333,800	0
Closing price		$ 0.71	$ 0.71
Sale of entities	$ 4
Common Stock [Member]
Conversion of convertible shares		42,253,521
Fortium Holdings Corp [Member]
Common stock, shares outstanding		60,000,000	60,000,000	8,400,000	8,400,000
Series A Preferred Stock [Member]
Number of shares issued			1,200
Stated value				$ 1 [1]	$ 1	$ 1	[1]
Conversion of convertible shares			1,200
Series A Preferred Stock [Member] | Fortium Holdings Corp [Member]
Number of shares issued			1,200
Stated value		$ 30,000,000	$ 30,000,000
Percentage of issued and outstanding			80.00%

[1]	On July 25, 2022, White River Holdings Corp (“Holdings”) acquired White River Energy Corp, then named Fortium Holdings Corp. (the “Company”) in a share exchange. White River Holding’s parent, Bitnile Metaverse, Inc (“Ecoark”) was issued 1,200 Series A convertible preferred stock (“Series A”) of the Company in exchange for the 60,000,000 common shares that were outstanding at the time of the share exchange. The Company has reflected this transaction retroactively in these audited financial statements. Since the amounts Due to Ecoark were exchanged in the issuance of the preferred shares, these have been reflected in additional paid in capital. The reclassification of amounts due to Ecoark as of March 31, 2022 that were reclassified to additional paid in capital were $25,058,733 and are deemed to have been permanently contributed by Ecoark.